Segment information (Details) - Schedule of non current assets and revenue - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment information (Details) - Schedule of non current assets and revenue [Line Items]
Net revenue		R$ 46,341	R$ 22,570
Non-current		387,754	R$ 275,957
Brazil [Member]
Segment information (Details) - Schedule of non current assets and revenue [Line Items]
Net revenue	R$ 1,077,731	616,611
Non-current	925,019	865,060
Paraguay and Bolivia [Member]
Segment information (Details) - Schedule of non current assets and revenue [Line Items]
Net revenue	467,658	90,406
Non-current	R$ 853,957	R$ 429,042